Trade accounts receivable	3 Months Ended
Mar. 31, 2018
Trade accounts receivable
Trade accounts receivable

5. Trade accounts and other receivables

As of March 31, 2018, the trade accounts and other receivables, including the corresponding allowance, contain an impact from the implementation of IFRS 9. This results in an increase in the allowance which amounts to €4,924.

The implementation of IFRS 15 also had an impact on trade accounts receivable and, correspondingly, on the allowance in North America. This isolated impact of €351,643 was recorded against trade accounts receivable and the allowance.

As of March 31, 2018 and December 31, 2017, trade accounts and other receivables are as follows:

Trade accounts and other receivables
in € THOUS
	March 31,		December 31,
	2018		2017

		thereof Credit-Impaired
Trade accounts and other receivables, gross	3.892.362	325.130	3.864.217
thereof Finance Lease Receivables	56.857		58.336
less allowances	(115.796)	(86.677)	(474.891)
Trade accounts and other receivables	3.776.566	238.453	3.389.326